Leases - Schedule of Maturities of Lease Liabilities (Details)	Dec. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 131,580
2027	82,801
2028
2029
2030
Total future minimum lease payments	214,381
Less: Imputed interest	(6,610)
Present value of lease liabilities	$ 207,771